RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
b)	The Group had the following related party transactions for the years ended December 31, 2016, 2017 and 2018.

	For the Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Loan to:
JYADK	1,485	-	-	-
Allcure Information	9,000	-	-	-
Tianjin Jiatai	-	-	50	7
Wuxi MZJH	-	-	460	67
SH MZJH	-	-	1,000	145
	10,485	-	1,510	219
Interest income from:
JYADK	370	221	285	41

Loan from:
Guofu Huimei	-	300,000	-	-
Beijing Century Friendship	-	218,104	30,551	4,443
CMCC	-	41,010	13,408	1,950
Tianjin Jiatai	-	91,855	-	-
Shanghai Huifu Technology Limited	-	-	22,000	3,200
Wuxi MZJH	-	-	1,850	269
SH Rongchi	-	-	18,820	2,737
SH MZJH	-	-	12,420	1,806
Cherrylane Investment Limited	-	-	12,720	1,850
	-	650,969	111,769	16,255
Interest expense to:
Tianjin Jiatai	-	-	193	28
Guofu Huimei *	-	31,716	15,997	2,327
Gopher	15,073	14,639	6,957	1,012
	15,073	46,355	23,147	3,367
Repayment to:
Tianjin Jiatai	-	-	36,420	5,297
Gopher	-	-	176,906	25,730
Shanghai Huifu Technology Limited	-	-	20,285	2,950
Cherrylane Investment Limited	-	-	2,750	400
	-	-	236,361	34,377

Management service income from:
Tianjin Jiatai	7,988	6,577	-	-
SH MZJH	-	-	4,810	700
CMCC	-	4,118	4,331	630
	7,988	10,695	9,141	1,330

Consultation service income from:
JWYK	70	-	-	-

*	The interest expense paid to Guofu Huimei amounting to RMB15,997 (US$2,327) is capitalized in year 2018.

Schedule of Related Party Balances
The balances between the Company and its related parties as of D
e
cember 31, 2017 and 2018 are listed below.

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Due from related parties, current:
JYADK	4,879	5,112	743
Allcure Information	9,000	9,000	1,309
Tianjin Jiatai	7,029	-	-
SH MZJH	-	6,099	887
Wuxi MZJH	-	460	67
CMCC	4,396	-	-
	25,304	20,671	3,006
Due to related parties, current
Gopher (note 17)	167,820	-	-
Wuxi MZJH	-	1,850	269
SH MZJH	-	12,420	1,806
Shanghai Huifu Technology	-	1,715	249
	167,820	15,985	2,324

Due to related parties, non-current
SH Rongchi *	-	155,570	22,626
Cherrylane Investment Limited *	-	9,969	1,450
Guofu Huimei	280,459	-	-
Beijing Century Friendship*	218,104	-	-
CMCC*	41,010	-	-
Tianjin Jiatai *	91,855	56,978	8,287
	631,428	222,517	32,363

*	As at December 31, 2017 and 2018, the balance due to related parties, non-current is recorded in “Amount due to related parties, non-current portion” on the consolidated balance sheet.